Subsequent events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

The Company evaluates all events and transactions that occur after June 30, 2025 up through the date the Company issues the unaudited consolidated financial statements. Other than the event disclosed elsewhere in these unaudited consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s unaudited consolidated financial statements.